Expense Example - FidelityHealthSavingsFund-KPRO - FidelityHealthSavingsFund-KPRO - Fidelity Health Savings Fund - Fidelity Health Savings Fund - Class K	Nov. 29, 2022 USD ($)
Expense Example:
1 year	$ 38
3 years	119
5 years	208
10 years	$ 468